FINANCIAL INSTRUMENTS - Disclosure of financial assets subject to credit risks (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Cash	$ 2,727	$ 863	$ 1,813	$ 2,449
Restricted cash deposit	582	64
Trade receivables	$ 10,848	$ 13,803